PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid rental		19,368	20,542
Staff advances and deposits		9,398	7,701
Prepayments to suppliers		5,384	2,615
Others		10,329	10,407
Total	$ 7,347	44,479	41,265